Average Annual Total Returns{- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Semiconductors Fund	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1508 Past 1 year	F1508 Past 5 years	F1508 Past 10 years
Total	35.36%	28.09%	20.05%	33.96%	25.87%	18.50%	21.92%	22.34%	16.46%	38.24%	28.27%	19.99%	41.55%	28.62%	19.86%	44.07%	30.00%	21.10%	44.26%		34.87%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	48.18%	29.68%	20.34%

[1]	(a)Since inception October 2, 2018.